Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2018
Contingent Liabilities and Commitments [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

NOTE 10:- CONTINGENT LIABILITIES AND COMMITMENTS

a.	Liabilities to pay royalties:

1.	According to the license agreement that the Company entered into with the NIH on January 29, 2003, the Company was committed to pay royalties until the expiration of the last patent licensed under the license agreement. The last patent under this agreement expired on June 29, 2015, and therefore except with respect to any amounts already accrued on the Company’s balance sheet, no future payments or royalties will be due.

Following the Merger, the Company accrued USD 425 in other accounts payable with respect to the NIH.

2.	According to the patent license agreement that the Company entered into with Leiden University in the Netherlands on November 2, 2009, which is affiliated with the NIH, the Company was granted an exclusive license for the use of the patents of several compounds, including CF602 in certain territories.

The Company is committed to pay royalties as follows:

a)	A one-time concession commission of € 25;

b)	Annual royalties of € 10 until the clinical trials commence;

c)	2%-3% of net sales (as defined in the agreement) received by the Company;

d)	Royalties in a total amount of up to € 850 based on certain progress milestones in the license stages of the products, which are the subject of the patent under the agreement, as follows: (i) € 50 upon initiation of Phase I studies; (ii) € 100 upon initiation of Phase II studies; (iii) € 200 upon initiation of Phase III studies; and (iv) € 500 upon marketing approval by any regulatory authority.

e)	If the agreement is sublicensed to another company, the Company will provide Leiden University royalties at a rate of 10%. A merger, consolidation or any other change in ownership will not be viewed as an assignment of the agreement as discussed in this paragraph.

As of December 31 2018, no accrual is recorded with respect to Leiden University.

b.	Commitments and license agreements:

1.	In March 2015, the Company signed a distribution agreement with Cipher. As part of the distribution agreement, Cipher will distribute Can-Fite’s lead drug candidate, Piclidenoson for the treatment of psoriasis and rheumatoid arthritis in the Canadian market upon receipt of regulatory approvals.

Under the terms of the agreement, Cipher made an upfront payment of USD 1,292 (CAD 1,650) to the Company in March 2015. In addition, the agreement provides that additional payments of up to CAD 2,000 will be received by the Company upon the achievement of certain milestones plus royalty payments of 16.5% of net sales of Piclidenoson in Canada.

The agreement further provides that the Company will deliver finished product to Cipher and that Cipher will reimburse the Company for the cost of manufacturing. Furthermore, under the distribution agreement, the Company shall be responsible for conducting product development activities including management of the clinical studies required in order to secure regulatory approvals, and shall use commercially reasonable efforts in conducting such activities. In addition the Company agreed to form a joint steering committee with Cipher which will oversee the progress of the clinical studies.

The Company identified four components in the agreement: (i) performing the research and development services through regulatory approval; (ii) an exclusive license to distribute the product in Canada; (iii) participation in joint steering committee; and,

(iv) royalties resulting from future sales of the product. Components (i) – (iii) were analyzed as one unit of accounting. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement). The Company estimates these services will be spread over a period of 24 quarters. Component (iv) was not accounted as part of the research and development services and will be recognized entirely upon the Company reaching the sales stage. The useful life, depreciation method and residual value of a liability are reviewed at least each year-end.

2.	In October 2016, the Company signed a distribution agreement with Chong Kun Dang Pharmaceuticals Corp. (“CKD”) for future sales in South Korea. As part of the distribution agreement, CKD will distribute Namodenoson for the treatment of liver cancer in the South Korean market upon receipt of regulatory approvals.

Under the terms of the agreement, CKD made an upfront payment of USD 500 to the Company in December 2016 and in August 2017, the Company received a second milestone payment in the amount of USD 500 from CKD, which has licensed the exclusive right to distribute Namodenoson for the treatment of liver cancer in Korea upon receipt of regulatory approvals.

In addition, the agreement provides that additional payments of up to USD 2,500 will be received by the Company upon the achievement of certain milestones.

The agreement further provides that the Company will deliver finished product to CKD and that CKD will reimburse the Company for the cost of manufacturing for which the Company is entitled to a transfer price of the higher of the manufacturing cost plus 10% or 23% of net sales of Namodenoson in South Korea.

The Company identified four components in the agreement: (i) performing the research and development services through regulatory approval; (ii) an exclusive license to distribute the product in South Korea;(iii) participation in a joint steering committee; and, (iv) royalties resulting from future sales of the product. Components (i) – (iii) were analyzed as one unit of accounting. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement). The useful life, depreciation method and residual value of a liability are reviewed at least each year-end.

The Company estimates these services will spread over a period of 24 quarters. Component (iv) was not accounted as part of the research and development services and will be recognized entirely upon the Company reaching sales stage.

On February 25, 2019, the distribution agreement with CKD was amended (see Note 13).

3.	On December 22, 2008, the Company signed an agreement regarding the provision of a license for Piclodenoson with a South Korean pharmaceutical company, Kwang Dong Pharmaceutical Co. Ltd. (the “KD”). According to the license agreement, the Company granted the KD a license to use, develop and market its Piclodenoson for treating only rheumatoid arthritis only in the Republic of Korea.

As of December 31, 2018, the Company estimates that such contingent payments are remote.

4.	On January 8, 2018, the Company entered into a Distribution and Supply Agreement with Gebro Holding GmBH (“Gebro”), granting Gebro the exclusive right to distribute Piclidenoson in Spain, Switzerland, Liechtenstein and Austria for the treatment of psoriasis and rheumatoid arthritis.

Under the Distribution and Supply Agreement, the Company is entitled to €1,500 upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 and €1,600 following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 and up to €4,025 upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro and in August 2018 received approximately USD 350 upon reaching the first milstone.

5.	On August 6, 2018, the Company entered into a License, Collaboration and Distribution Agreement with CMS Medical Venture Investment Limited (“CMS Medical”) for the commercialization of Piclidenoson for the treatment of rheumatoid arthritis and psoriasis and Namodenoson for the treatment of advanced liver cancer and NAFLD/NASH in China (including Hong Kong, Macao and Taiwan). Under the License, Collaboration and Distribution Agreement, the Company received USD 2,000 upon execution of the agreement and is entitled to additional milestone payments upon achieving certain regulatory and sales milestones. In addition, following regulatory approval, the Company shall be entitled to future double digit royalties on net sales in the territories and payment for the manufacturing of Piclidenoson and Namodenoson.

6.	Lease commitments:

The Company lease one floor in one facility which expires on December 31, 2019. Lease payments are approximately USD 5 per month.

In addition, the Company leases motor vehicles through operating leases. The lease is for a period ending April 2021.

Future minimum lease commitments under non-cancelable operating leases as of December 31, 2018 are as follows:

USD
2019	$80
2020-2021	10
$90

Motor lease expenses for the years ended December 31, 2017 and 2018 were approximately  USD 58 and USD 56, respectively.

c.	Class action:

On June 29, 2015 the Company received a lawsuit requesting recognition of the lawsuit as a class action, naming the Company, its Chief Executive Officer and its directors as defendants. The lawsuit was filed with the District Court of Tel-Aviv.

The lawsuit alleged, among other things, that the Company misled the public with regard to disclosures concerning the efficacy of the Company’s drug candidate, Piclidenoson.

The claimant alleged that he suffered personal damages of over USD 20 (approximately NIS 73 based on the exchange rate reported by the Bank of Israel on December 31, 2018), while also claiming that the shareholders of the Company suffered damages of approximately USD 33,000 (approximately NIS 125,000 based on the exchange rate reported by the Bank of Israel on December 31, 2018). On July 18, 2017, the District Court of Tel-Aviv issued a ruling in which it denied the request to recognize the lawsuit as a class action and awarded the Company an amount of USD 14 (approximately NIS 50 thousands based on the exchange rate reported by the Bank of Israel on December 18, 2017) to pay the Company’s expenses in relation to such lawsuit.

On October 26, 2017, the claimant filed a petition with the Supreme Court appealing the District Court decision. On January 28, 2018, the Supreme Court issued a notice of procedures to be complied with by the relevant parties leading up to a formal hearing scheduled for December 5, 2018.

On December 5, 2018, the Supreme Court dismissed the appeal and as part of a compromise by the claimant not to pursue the appeal, the Supreme Court ordered the Company to return the aforementioned expenses to the claimant. Accordingly, this lawsuit has been finally dismissed and is no longer pending against the Company.